May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:         Document Control - EDGAR

RE:               POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-6
                  RIVERSOURCE OF NEW YORK ACCOUNT 8
                  FILE NOS. 333-42257 AND 811-05213
                           RIVERSOURCE SUCCESSION SELECT LIFE INSURANCE
                           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-0175.


Very truly yours,



/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Assistant General Counsel